Property, plant and equipment - Summary (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	$ 36,467
Property, plant and equipment, closing balance	60,172	$ 36,467
Carrying value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	44,617	28,314
Additions	31,310	15,798
Business acquisition		668
Disposals	(188)	(163)
Transfers	0
Property, plant and equipment, closing balance	75,739	44,617
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	8,150	3,884
Additions	7,464	4,284
Disposals	(47)	(18)
Property, plant and equipment, closing balance	15,567	8,150
Plant equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	7,564
Property, plant and equipment, closing balance	9,840	7,564
Plant equipment | Carrying value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	8,866	5,209
Additions	3,421	2,989
Business acquisition		668
Disposals	0	0
Transfers	0
Property, plant and equipment, closing balance	12,287	8,866
Plant equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	1,302	586
Additions	1,145	716
Disposals	0	0
Property, plant and equipment, closing balance	2,447	1,302
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	2,345
Property, plant and equipment, closing balance	2,760	2,345
Computer equipment | Carrying value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	3,613	2,673
Additions	1,137	993
Business acquisition		0
Disposals	0	(53)
Transfers	197
Property, plant and equipment, closing balance	4,947	3,613
Computer equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	1,268	654
Additions	919	614
Disposals	0	0
Property, plant and equipment, closing balance	2,187	1,268
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	20,881
Property, plant and equipment, closing balance	34,068	20,881
Leasehold improvements | Carrying value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	24,791	15,394
Additions	12,829	9,397
Business acquisition		0
Disposals	(188)	0
Transfers	3,818
Property, plant and equipment, closing balance	41,250	24,791
Leasehold improvements | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	3,910	1,908
Additions	3,319	2,002
Disposals	(47)	0
Property, plant and equipment, closing balance	7,182	3,910
Show displays
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	2,726
Property, plant and equipment, closing balance	3,071	2,726
Show displays | Carrying value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	3,940	2,492
Additions	1,630	1,448
Business acquisition		0
Disposals	0	0
Transfers	0
Property, plant and equipment, closing balance	5,570	3,940
Show displays | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	1,214	495
Additions	1,285	719
Disposals	0	0
Property, plant and equipment, closing balance	2,499	1,214
In progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	0
Property, plant and equipment, closing balance	368	0
In progress | Carrying value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	0	0
Additions	5,769	0
Business acquisition		0
Disposals	0	0
Transfers	(5,401)
Property, plant and equipment, closing balance	368	0
In progress | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	0	0
Additions	0	0
Disposals	0	0
Property, plant and equipment, closing balance	0	0
Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	2,951
Property, plant and equipment, closing balance	10,065	2,951
Furniture and fixtures | Carrying value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	3,407	2,546
Additions	6,524	971
Business acquisition		0
Disposals	0	(110)
Transfers	1,386
Property, plant and equipment, closing balance	11,317	3,407
Furniture and fixtures | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	456	241
Additions	796	233
Disposals	0	(18)
Property, plant and equipment, closing balance	$ 1,252	$ 456